Income Taxes - Portions of the deferred tax assets and deferred tax liabilities (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net deferred tax assets	$ 928,000
Benson Hill, Inc
Deferred tax assets:
Net operating losses and tax credits		$ 33,535,000	$ 22,142,000
R&D credits		3,620,000	1,707,000
Intangible assets		971,000	1,032,000
Right of use lease liabilities		9,359,000	632,000
Other		1,589,000	316,000
Gross deferred tax assets		49,074,000	25,829,000
Less valuation allowance		(36,713,000)	(20,443,000)
Net deferred tax assets		12,361,000	5,386,000
Deferred tax liabilities:
Other		(716,000)	(800,000)
Right of use assets		(8,948,000)	(637,000)
Property and equipment		(2,697,000)	(3,949,000)
Gross deferred tax liabilities		(12,361,000)	(5,386,000)
Net deferred tax liability		$ 0	$ 0